Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income/(loss)	$ (154,228)	$ (458,177)	$ (11,723)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation	81,935	82,070	37,150
Amortization of fair value of above market acquired time charters (Note 7)	254	9,540	6,113
Amortization of deferred finance charges (Note 8)	2,855	2,732	681
Amortization of deferred gain (Note 5)	(75)	(22)	0
Loss on debt extinguishment (Note 8)	2,375	974	652
Loss on time-charter agreement termination (Note 7)	0	2,114	0
Impairment loss (Note 19)	29,221	321,978	0
Loss on sale of vessel (Note 5)	15,248	20,585	0
Stock-based compensation (Note 12)	4,166	2,684	5,834
Non-cash effects of derivatives (Note 18)	(4,223)	(121)	1,717
Other non-cash charges	112	38	66
Bad debt expense	0	0	215
Write-off of claim receivable	225	0	0
Gain from insurance claim	(1,472)	0	(237)
Gain from bargain purchase (Note 1)	0	0	(12,318)
Write-off of liability in other operational gain (non cash gain) (Note 10)	0	0	(1,361)
Equity in income of investee (Note 3)	(126)	(210)	(106)
Income tax	267	0	0
(Increase)/Decrease in:
Restricted cash for forward freight derivatives	(216)	0	0
Trade accounts receivable	(1,683)	13,876	(16,057)
Inventories	(184)	121	(5,409)
Prepaid expenses and other current assets	3,142	(8,497)	(2,328)
Due from managers	(1,430)	0	0
Due from related parties	287	(964)	287
Increase/(Decrease) in:
Accounts payable	(4,236)	(5,276)	1,995
Due to related parties	(66)	(1,744)	(449)
Accrued liabilities	(2,900)	1,465	6,713
Due to managers	(2,291)	2,291	0
Deferred revenue	(405)	(35)	1,384
Net cash provided by/(used in) Operating Activities	(33,448)	(14,578)	12,819
Cash Flows provided by/(used in) Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(396,154)	(473,917)	(518,447)
Cash paid for above market acquired time charters (Note 7)	0	0	(4,856)
Cash proceeds from vessel sales (Note 5)	380,193	70,300	1,100
Long term investment (Note 3)	0	0	(200)
Cash received from Merger & Pappas Transaction (Note 1)	0	0	96,268
Hull and Machinery Insurance proceeds	2,536	309	550
Proceeds from cancellation of vessels under construction	0	5,800	0
Decrease in restricted cash	7,251	4,500	35
Increase in restricted cash	(7,042)	(4,525)	(11,525)
Net cash provided by/(used in) Investing Activities	(13,216)	(397,533)	(437,075)
Cash Flows provided by/(used in) Financing Activities:
Proceeds from bank loans, lease commitments and 8.00% 2019 Notes	151,763	373,993	637,207
Loan prepayments and repayments	(181,201)	(244,529)	(173,986)
Financing fees paid	(474)	(13,094)	(6,513)
Proceeds from issuance of common stock	50,589	418,771	0
Offering expenses paid related to the issuance of common stock	(311)	(974)	0
Net cash provided by/(used in) Financing Activities	20,366	534,167	456,708
Net increase in cash and cash equivalents	(26,298)	122,056	32,452
Cash and cash equivalents at beginning of the year	208,056	86,000	53,548
Cash and cash equivalents at end of the year	181,758	208,056	86,000
Cash paid during the year for:
Interest, net of amount capitalized	$ 47,997	$ 29,813	$ 5,803